Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 13. Income Taxes

Income tax provision for the three months ended March 31, 2012 and 2011 was $1.7 million and $7.6 million, respectively. The difference in the provision for income taxes reflected in the consolidated statements of income as compared to the provision calculated at the statutory federal income tax rate is primarily attributable to state and foreign income taxes, the tax classification of entities in the consolidated group and various permanent differences between pre-tax GAAP income and taxable income.

We have elected to be treated as a partnership for U.S. federal income tax purposes. As partnerships, we and our partnership subsidiaries are generally not directly subject to tax. We conduct our investment management services primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. We conduct business in the U.S. and the European Union, and as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. Certain of our inter-company transactions that have been eliminated in consolidation for financial accounting purposes are also subject to taxation. Periodically, shares in the REITs that are payable to our taxable subsidiaries in consideration for services rendered are distributed from these subsidiaries to us.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2008 through 2012 remain open to examination by the major taxing jurisdictions to which we are subject.

Our subsidiary, Carey REIT II, Inc. (“Carey REIT II”), owns our real estate assets and has elected to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code. In connection with the CPA®:14/16 Merger in May 2011, we formed a wholly-owned subsidiary, Carey REIT III, Inc. (“Carey REIT III”), to hold a special membership interest in the newly formed operating partnership of CPA®:16 – Global (Note 3). Carey REIT III has also elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II and Carey REIT III to continue to qualify as real estate investment trusts. Under the real estate investment trust operating structure, Carey REIT II and Carey REIT III are permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to either Carey REIT II or Carey REIT III.

Note 15. Income Taxes

The components of our provision for income taxes for the periods presented are as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Federal
Current	$17,834	$17,737	$19,796
Deferred	6,867	(2,409)	(6,388)
	24,701	15,328	13,408

State, Local and Foreign
Current	10,545	12,243	12,713
Deferred	1,968	(1,756)	(3,337)
	12,513	10,487	9,376
Total Provision	$37,214	$25,815	$22,784

Deferred income taxes at December 31, 2011 and 2010 consist of the following (in thousands):

	At December 31,
	2011	2010
Deferred tax assets
Unearned and deferred compensation	$12,598	$14,937
Other	3,465	82
	16,063	15,019

Deferred tax liabilities
Receivables from affiliates	(14,378)	(14,290)
Investments	(45,812)	(35,267)
Other	-	(755)
	(60,190)	(50,312)
Net deferred tax liability	$(44,127)	$(35,293)

A reconciliation of the provision for income taxes with the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the periods presented is as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
Pre-tax income from taxable subsidiaries	$78,561		$49,253		$41,943
Federal provision at statutory tax rate (35%)	27,496	35.0%	17,238	35.0%	14,680	35.0%
State and local taxes, net of federal benefit	7,409	9.4%	4,303	8.7%	4,246	10.1%
Amortization of intangible assets	486	0.6%	854	1.7%	855	2.0%
Other	286	0.4%	272	0.6%	101	0.3%
Tax provision — taxable subsidiaries	35,677	45.4%	22,667	46.0%	19,882	47.4%
Other state, local and foreign taxes	1,537		3,148		2,902
Total provision	$37,214		$25,815		$22,784

Included in Income taxes, net in the consolidated balance sheets at December 31, 2011 and 2010 are accrued income taxes totaling $0.7 million and $6.1 million, respectively, and deferred income taxes totaling $44.1 million and $35.3 million, respectively.

We have elected to be treated as a partnership for U.S. federal income tax purposes. As partnerships, we and our partnership subsidiaries are generally not directly subject to tax. We conduct our investment management services primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. We conduct business in the U.S. and the European Union, and as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. Certain of our inter-company transactions that have been eliminated in consolidation for financial accounting purposes are also subject to taxation. Periodically, shares in the REITs that are payable to our taxable subsidiaries in consideration for services rendered are distributed from these subsidiaries to us.

At January 1, 2010, we had unrecognized tax benefits of $0.6 million (net of federal benefits), if recognized, would affect our effective tax rate. During 2010, we reversed the unrecognized tax benefits, including all related interest totaling $0.1 million, as they were no longer required.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which we are subject.

Our subsidiary, Carey REIT II, owns our real estate assets and has elected to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code. In connection with the CPA®:14/16 Merger in May 2011, we formed Carey REIT III to hold the Special Member Interest in the newly formed operating partnership of CPA®:16 – Global (Note 3). Carey REIT III has also elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II and Carey REIT III to continue to qualify as real estate investment trusts. Under the real estate investment trust operating structure, Carey REIT II and Carey REIT III are permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to either Carey REIT II or Carey REIT III.